EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions						1 Months Ended	12 Months Ended
	Jun. 18, 2021	Jun. 15, 2021	Jun. 08, 2021	Jun. 13, 2020	May 07, 2019	Feb. 28, 2022	Dec. 31, 2021
Disclosure of dividends [Line Items]
Dividends proposed or declared (in USD per share)	$ 0.30			$ 0	$ 0.20
Dividend payable			$ 312	$ 0	$ 203
Dividends approved (in USD per share)			$ 0.30
Dividends paid		$ 325
Dividends paid, net of dividends related to treasury shares		$ 312
Dividends per share, base amount (in USD per share)							$ 0.30
Change in base dividend per share
Disclosure of dividends [Line Items]
Dividends per share, base amount (in USD per share)						$ 0.38